Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager Portfolio
April 30, 2010
Prospectus

The following information replaces the biographical information for Derek Young found in the "Portfolio Manager(s)" section on page 5.

Geoffrey Stein (portfolio manager) has managed the fund since June 2009.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

VAM-INV-10-01 August 13, 2010
1.917779.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager Portfolio
April 30, 2010
Prospectus

The following information replaces the biographical information for Derek Young found in the "Portfolio Manager(s)" section on page 5.

Geoffrey Stein (portfolio manager) has managed the fund since June 2009.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

VAM-10-01 August 13, 2010
1.797978.110